Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Acquisition Activity
The number of acquisitions completed, and the related consideration were as follows:

	Year ended December 31,

	2022		2021

	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired	2	153	-	-
Less: Cash acquired		(2)		-
Businesses acquired, net of cash	2	151	-	-
Investments in businesses	6	28	-	12
Asset acquisitions (1)	1	8	2	3
Deferred and contingent consideration payments	-	4	-	3
	9	191	2	18
(1) The years ended December 31, 2022 and 2021 included acquisitions of intangible assets. In 2022, $8 million was paid in cash and $5 million was recorded as a financial liability and in 2021, $2 million was paid in cash and $21 million was recorded primarily as a long-term financial liability.

Summary of Brief Description of the Most Significant Acquisition
The following provides a brief description of the most significant acquisition completed during 2022:

Date	Company	Acquiring Segments	Description
April 2022	ThoughtTrace	Corporates	A business that uses artificial intelligence and machine learning to read, organize and manage document workflows.

Summary of Net Assets Acquired
The details of net assets acquired were as follows:

Year ended December 31,

2022
Cash and cash equivalents	2
Trade receivables	3
Prepaid expenses and other current assets	1
Current assets	6
Computer software	61
Other identifiable intangible assets	2
Total assets	69
Payables and accruals	(1)
Deferred revenue	(4)
Current liabilities	(5)
Other financial liabilities	(18)
Deferred tax	(10)
Total liabilities	(33)
Net assets acquired	36
Goodwill	117
Total	153